LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
Schedule of Weighted-Average Remaining Lease Term and Discount Rate
The following table represents the weighted-average remaining lease term and discount rate:

Year ended December 31, 2019
Weighted average remaining lease term	6.09 Years
Weighted average discount rate	7.42%

Schedule of Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities were as follows:

Year ending December 31,
2020	$5,333
2021	5,267
2022	4,782
2023	4,760
2024	4,776
Thereafter	5,234

Total lease payments *)	30,152

Less – imputed interest	(6,122)

Present value of lease liabilities	$24,030

*) Total lease payments have not been reduced by sublease rental payments of $11,310 due in the future under non-cancelable subleases.